Inventory (Details) (USD $) In Millions, unless otherwise specified	Dec. 27, 2013	Sep. 27, 2013
Inventory Disclosure [Abstract]
Purchased materials and manufactured parts	$ 167	$ 157
Work in process	91	93
Finished goods	417	397
Inventories	$ 675	$ 647